Property and Equipment, Net	6 Months Ended
Jun. 30, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

5. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	June 30, 2024	December 31, 2023
	(unaudited)
Construction in progress	$7,238,320	$44,139,576
Machinery	111,831,332	84,976,059
Building	18,208,030	14,996,749
Office equipment	7,035,476	847,144
Vehicle	364,217	382,000
	144,677,375	145,341,528
Less: accumulated depreciation	(13,865,319)	(2,559,970)
	$130,812,056	$142,781,558

Depreciation expense was $11,650,157 and $10,273 for the six months ended June 30, 2024 and 2023, respectively.

The Company commenced its operations since November 2022. For the six months ended June 30, 2024 and 2023, the Company incurred costs in designing plants, construction of plants, installation of machinery in the plants, which were incremental costs to construct a plant. As of June 30, 2024 and December 31, 2023, all of the property and equipment were collateralized for the long-term borrowings from BIDV.

As of June 30, 2024, the Company has drawn down loans of approximately $22.4 million from BIDV and had unused line of credit of approximately $67.6 million. As of December 31, 2023, the Company has drawn down loans of approximately $11.8 million from BIDV and had unused line of credit of approximately $78.2 million.